Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 02, 2012
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income

The following table provides the components of accumulated other comprehensive income in the Condensed Consolidated Balance Sheets (in thousands):

	December 2, 2012	November 27, 2011
Unrealized gain (loss) on cash flow hedges, net of tax of $(104) and $519, respectively	$(164)	$815
Unrealized actuarial loss and prior service credit for pension liability, net of tax of $8,616 and $6,623, respectively	(13,666)	(10,438)
Accumulated foreign currency translation adjustment	17,193	9,114

	$3,363	$(509)